Consolidated Statements of Operations and Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues
Revenues	$ 7,740	$ 7,185
Costs
Purchased power (includes $2,396 related party costs; 2021 - $2,252) (Note 28)	3,724	3,579
Operation, maintenance and administration (Note 28)	1,226	1,081
Depreciation, amortization and asset removal costs (Note 4)	957	913
Total costs	5,907	5,573
Income before financing charges and income tax expense	1,833	1,612
Financing charges (Note 5)	478	453
Income before income tax expense	1,355	1,159
Income tax expense (Note 6)	290	179
Net income	1,065	980
Other comprehensive income (Note 7)	19	16
Comprehensive income	1,084	996
Net income attributable to:
Noncontrolling interest (Note 27)	8	8
Common shareholder basic	1,057	972
Common shareholder diluted	1,057	972
Net income	1,065	980
Comprehensive income attributable to:
Noncontrolling interest (Note 27)	8	8
Common shareholder	$ 1,076	$ 988
Earnings per common share (Note 25)
Basic (in dollars per share)	$ 7,431	$ 6,834
Diluted (in dollars per share)	$ 7,431	$ 6,834
Distribution [Member]
Revenues
Revenues	$ 5,660	$ 5,359
Transmission [Member]
Revenues
Revenues	$ 2,080	$ 1,826